Stock-Based Compensation (Details Narrative) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended					39 Months Ended
	Jan. 02, 2024 shares	Mar. 31, 2024 shares	Sep. 29, 2021 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2028
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				1,470,641
Common Stock, Capital Shares Reserved for Future Issuance				0	204,797
Share-Based Payment Arrangement, Noncash Expense | $				$ 13,964	$ 8,704	$ 10,189
Common Class A 2025 Incenctive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period				60,903
Common Stock, Shares, Issued				0
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares, Issued				35,913,628	35,447,370
Common Class A [Member] | Non Employee Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	8,311	6,465
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	4,884
Common Class A [Member] | CEO [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		51,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		155,250
New 2021 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period				261,461	535,912	399,727	218,366	55,175
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			3,412,500
New 2021 Plan [Member] | Common Class A [Member] | Members Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			1,500,000
New 2021 Plan [Member] | Common Class A [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			105,000
New 2021 Plan [Member] | Common Class A [Member] | Each Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			15,000
New 2021 Plan [Member] | Common Class A [Member] | One New Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							13,780
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			25,000
Two Thousand Twenty Five Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				54,750
Two Thousand Twenty Five Incentive Plan [Member] | Service Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				18,250
Two Thousand Twenty Five Incentive Plan [Member] | Performance Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				18,250
Two Thousand Twenty Five Incentive Plan [Member] | Moonshot Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				18,250
Two Thousand Twenty Five Incentive Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of tranches				3
Two Thousand Twenty Five Incentive Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				22,500
Two Thousand Twenty Five Incentive Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member] | Service Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				7,500
Two Thousand Twenty Five Incentive Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member] | Performance Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				7,500
Two Thousand Twenty Five Incentive Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member] | Moonshot Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				7,500
Two Thousand Twenty Five Incentive Plan [Member] | Common Class A [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
AwardsExpirationTerm									3.25
Two Thousand Twenty Five Incentive Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				2,430,000
Two Thousand Twenty Five Incentive Plan [Member] | Common Class A [Member] | Members Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				2,195,250
Amendment Stock Based Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $					$ 345	$ 451